Use of Judgments and Estimates	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Disclosure of accounting judgements and estimates [text block]
6.	Use of Judgments and Estimates

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of the accounting policies and the reported amount of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed by management on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about critical judgments, estimates and assumptions in applying accounting policies that have the significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

(a)	Estimate of provisions

Provision for warranty is estimated when product revenue is recognized. The estimate has been made based on the quantities within the warranty period, the historical and anticipated warranty claims rate associated with similar products and services, and the projected unit cost of maintenance. The Company regularly reviews the basis of the estimate and if necessary, amends it as appropriate. There could be a significant impact on provision for warranty for any changes of the basis of the estimate.

Provision for unsettled litigation and claims is recognized when it is probable that it will result in an outflow of the Company’s resources and the amount can be reasonably estimated. While the ultimate resolution of litigation and claims cannot be predicted with certainty, the final outcome or the actual cash outflow may be materially different from the estimated liability.

(b)	Impairment of long-term non-financial assets, other than goodwill

In the process of evaluating the potential impairment of tangible and intangible assets other than goodwill, the Company is required to make subjective judgments in determining the independent cash flows, useful lives, expected future income and expenses related to the specific asset groups with the consideration of the usage mode of asset and the nature of industry. Any changes in these estimates based on changed economic conditions or business strategies could result in significant impairment charges or reversal in future years.

(c)	Impairment of goodwill

The assessment of impairment of goodwill requires the Company to make subjective judgment to determine the identified CGUs, allocate the goodwill to relevant CGUs and estimate the recoverable amount of relevant CGUs.

(d)	Measurement of defined benefit obligations

Accrued pension liabilities and the resulting pension expenses under defined benefit pension plans are calculated using the Projected Unit Credit Cost Method. Actuarial assumptions comprise the discount rate, rate of employee turnover, long-term average future salary increase, etc. Changes in economic circumstances and market conditions will affect these assumptions and may have a material impact on the amount of the expense and the liability.

(e)	Recognition of deferred tax assets

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deferred tax assets can be utilized. Assessment of the realization of the deferred tax assets requires management’s subjective judgment and estimate, including the future revenue growth and profitability, the sources of taxable income, the amount of tax credits can be utilized and feasible tax planning strategies. Changes in the global economic environment, the industry trends and relevant laws and regulations may result in adjustments to the deferred tax assets.

(f)	Estimate of variable consideration of revenue (applicable from January 1, 2018)

The Company estimates the amount of variable consideration by using methods either the expected value or the most likely amount based on historical experience, market and economic situation and any known factors that would significantly affect the estimates. The amount of variable consideration is recognized as a reduction of revenue in the same period the related revenue is recognized. The Company periodically reviews the reasonableness of the estimated variable consideration. However, the adequacy of estimations may be affected by factors such as market price competition and the evolution of product technology, which could result in significant adjustments to the variable consideration.

(g)	Estimate of allowance for sales returns and discounts (applicable before January 1, 2018)

The Company records a provision as the deduction of revenue for estimated future sales returns and other allowances in the same period the related revenue is recognized. Estimated sales returns and other allowances are generally made and adjusted based on historical experience, management’s judgment and any known factors that would significantly affect the allowance, and management periodically reviews the reasonableness of the estimates.

(h)	Valuation of inventories

As inventories are stated at the lower of cost or net realizable value, the Company estimates the net realizable value of inventories for obsolescence and unmarketable items at the end of reporting period and then writes down the cost of inventories to net realizable value. The net realizable value of the inventory is mainly determined based on assumptions of future demand within a specific time horizon. Due to the rapid industrial transformation, there may be significant changes in the net realizable value of inventories.